Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Goodwill

GOODWILL	Total	Passive Safety Segment	Electronics Segment
Carrying amount December 31, 2013	$1,610.1	$1,602.3	$7.8
Translation differences	(16.1)	(16.1)	—
Carrying amount December 31, 2014	$1,594.0	$1,586.2	$7.8
Allocation of goodwill due to change in segment reporting as of January 1, 2015	—	(185.7)	185.7
Carrying amount January 1, 2015	$1,594.0	$1,400.5	$193.5
Acquisition	84.5	—	84.5
Translation differences	(12.2)	(12.2)	—

Carrying amount at end of year	$1,666.3	$1,388.3	$278.0

Schedule of Amortizable Intangibles

AMORTIZABLE INTANGIBLES	2015	2014
Gross carrying amount	$484.9	$394.6
Accumulated amortization	(356.9)	(327.4)

Carrying value	$128.0	$67.2